Long-term loans (Tables)	12 Months Ended
Mar. 31, 2024
Debt Disclosure [Abstract]
Schedule of long term loans	Long-term loan consisted of the following:
	As of March 31,
	2024	2023
Long-term loan	$13,250,516	$13,681,099